UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23102

Nuveen Municipal 2021 Target Term Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period: August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NHA
Nuveen Municipal 2021 Target Term Fund
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 133.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 133.1% (100.0% of Total Investments)
	Alabama – 0.8% (0.6% of Total Investments)
$ 685	The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 4.000%, 8/01/20	No Opt. Call	N/R	$ 701,906
	Alaska – 4.4% (3.3% of Total Investments)
2,000	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A-	2,235,740
1,325	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003C, 5.000%, 1/01/21	No Opt. Call	A-	1,481,178
3,325	Total Alaska			3,716,918
	Arizona – 2.4% (1.8% of Total Investments)
325	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/21	No Opt. Call	A-	357,471
1,675	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R, 2.875%, 7/01/21	No Opt. Call	Baa3	1,701,482
10	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.250%, 12/01/19	No Opt. Call	BBB+	10,854
2,010	Total Arizona			2,069,807
	Arkansas – 0.0% (0.0% of Total Investments)
15	Arkansas Development Finance Authority, Hospital Revenue Bonds, Washington Regional Medical Center, Refunding Series 2015B, 5.000%, 2/01/21	No Opt. Call	A3	16,775
	California – 15.0% (11.3% of Total Investments)
825	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/21	No Opt. Call	Ba3	858,668
565	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 4.500%, 6/01/21	11/17 at 100.00	N/R	563,633
85	California Infrastructure and Economic Development Bank, Revenue Bonds, The Walt Disney Family Museum, Refunding Series 2016, 4.000%, 2/01/21	No Opt. Call	A+	93,795
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
550	5.000%, 8/01/20	No Opt. Call	BBB	603,570
500	5.000%, 8/01/21	No Opt. Call	BBB	562,260
730	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Refunding Series 2015, 5.000%, 10/01/20	No Opt. Call	BBB+	804,022
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-01, Improvement Area No. 1, University District, Series 2016A:
260	2.000%, 9/01/20	No Opt. Call	N/R	262,675
265	2.125%, 9/01/21	No Opt. Call	N/R	269,036

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 235	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016A, 3.000%, 9/02/20	No Opt. Call	N/R	$243,542
625	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Refunding Series 2016, 5.000%, 5/15/21	No Opt. Call	Baa1	712,419
200	Cucamonga School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 97-1, Series 2016, 3.000%, 9/01/21	No Opt. Call	N/R	210,422
305	Fresno, California, Airport Revenue Bonds, Refunding Series 2013B, 5.000%, 7/01/21 – BAM Insured (Alternative Minimum Tax)	No Opt. Call	AA	344,616
905	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 4.625%, 6/01/21	11/17 at 100.00	N/R	902,909
50	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016, 4.000%, 9/01/21	No Opt. Call	N/R	54,706
1,250	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Pakard Campus Oaks, Series 2016, 3.250%, 9/01/21	No Opt. Call	N/R	1,296,863
1,005	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/21	No Opt. Call	N/R	1,135,349
1,310	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016, 4.000%, 9/01/21	No Opt. Call	N/R	1,430,454
10	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera Ranch, Refunding Series 2014A, 5.000%, 8/15/20	No Opt. Call	BBB+	11,011
460	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/21	No Opt. Call	N/R	514,358
1,340	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diable Grande Community Facilities District 1, Refunding Series 2014, 4.000%, 9/01/21	No Opt. Call	N/R	1,374,023
420	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Refunding Series 2015, 2.000%, 9/01/21	No Opt. Call	BBB+	434,360
11,895	Total California			12,682,691
	Colorado – 0.9% (0.7% of Total Investments)
230	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	BBB+	215,082
565	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 3.250%, 12/01/20	No Opt. Call	N/R	563,650
795	Total Colorado			778,732
	Connecticut – 0.1% (0.1% of Total Investments)
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, TEMPS-50 Series 2016B-2, 2.875%, 9/01/20	9/17 at 100.00	BB	99,644
	Florida – 13.3% (10.0% of Total Investments)
150	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 2.250%, 11/01/20	No Opt. Call	BBB-	150,990
555	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 3.625%, 11/01/20	No Opt. Call	N/R	560,195
210	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 3.500%, 5/01/21	No Opt. Call	N/R	208,494

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/17 at 100.00	B3	$2,003,680
140	Champion's Reserve Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 3.625%, 11/01/20	No Opt. Call	N/R	140,265
400	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 3.700%, 11/01/20	No Opt. Call	N/R	408,036
625	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 3.750%, 5/01/20	No Opt. Call	N/R	628,525
1,630	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 3.500%, 5/01/21	No Opt. Call	N/R	1,641,687
335	Live Oak Community Development District 2, Hillsborough County, Florida, Special Assessment Bonds. Refunding Series 2016, 2.000%, 5/01/21	No Opt. Call	A-	336,688
620	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 3.500%, 5/01/20	No Opt. Call	N/R	619,510
15	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/20	No Opt. Call	BBB+	16,576
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc., Series 2015C:
30	4.000%, 5/15/19	No Opt. Call	A	31,372
70	5.000%, 5/15/21	No Opt. Call	A	78,886
505	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2016, 2.250%, 5/01/21	No Opt. Call	BBB	506,086
500	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 3.500%, 5/01/21	No Opt. Call	N/R	500,665
625	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 4.000%, 5/01/20	No Opt. Call	N/R	639,219
400	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 3.625%, 11/01/20	No Opt. Call	N/R	403,504
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
60	4.000%, 5/01/18	No Opt. Call	N/R	59,896
60	4.100%, 5/01/19	No Opt. Call	N/R	59,821
65	4.300%, 5/01/20	No Opt. Call	N/R	64,743
70	4.600%, 5/01/21	No Opt. Call	N/R	69,668
345	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 3.750%, 11/01/20	No Opt. Call	N/R	347,139
430	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 4.000%, 5/01/20	No Opt. Call	N/R	437,499
310	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 3.625%, 5/01/21	No Opt. Call	N/R	309,829
270	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 3.750%, 11/01/20	No Opt. Call	N/R	273,942
400	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 3.500%, 11/01/20	No Opt. Call	N/R	398,480

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 335	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 3.625%, 5/01/21	No Opt. Call	N/R	$ 333,623
11,155	Total Florida			11,229,018
	Georgia – 0.4% (0.3% of Total Investments)
275	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2016, 5.000%, 1/01/21	No Opt. Call	A-	307,318
	Guam – 2.4% (1.8% of Total Investments)
890	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.000%, 12/01/20	12/17 at 100.00	B+	916,851
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/21	No Opt. Call	BBB-	1,116,420
1,890	Total Guam			2,033,271
	Hawaii – 2.4% (1.8% of Total Investments)
2,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	1/19 at 100.00	N/R	2,016,500
	Illinois – 17.3% (13.0% of Total Investments)
255	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 1999A, 0.000%, 4/01/20 – NPFG Insured	No Opt. Call	A3	241,788
75	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016, 1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	75,321
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
250	5.000%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	262,725
970	5.000%, 12/01/18	No Opt. Call	B3	979,525
1,970	5.000%, 12/01/19	No Opt. Call	B3	2,004,219
150	5.000%, 12/01/20	No Opt. Call	B3	152,325
1,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.250%, 12/01/20 – NPFG Insured	No Opt. Call	B+	1,071,700
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/20	No Opt. Call	Ba1	1,056,990
800	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/21	No Opt. Call	Ba1	861,432
	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Refunding Series 2014:
45	5.000%, 1/01/20	No Opt. Call	BB+	47,115
10	5.000%, 1/01/21	No Opt. Call	BB+	10,636
50	Chicago, Illinois, O'Hare Airport Customer Facility Charge Senior Lien Revenue Bonds, Series 2013A, 5.000%, 1/01/20	No Opt. Call	BBB	54,286
630	Cook County School District 87, Berkeley, Illinois, General Obligation Bonds, Refunding School Series 2012A, 3.000%, 12/01/20	No Opt. Call	A1	639,431
300	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/20	No Opt. Call	A2	330,060
620	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%, 2/15/21	No Opt. Call	BBB-	685,466
315	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/20 – AMBAC Insured	No Opt. Call	BB+	289,939
85	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB-	91,529

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 3,135	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB-	$3,371,567
110	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/21	No Opt. Call	BBB-	118,601
105	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/21	No Opt. Call	BBB-	112,923
340	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 12/15/20	No Opt. Call	BB+	360,737
2,000	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013, 0.000%, 2/01/21	No Opt. Call	A+	1,869,880
14,215	Total Illinois			14,688,195
	Indiana – 2.8% (2.1% of Total Investments)
1,250	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power and Light Company Project, Refunding Series 2011A, 3.875%, 8/01/21	No Opt. Call	BBB+	1,345,350
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	Caa1	1,037,250
2,250	Total Indiana			2,382,600
	Iowa – 0.4% (0.3% of Total Investments)
350	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26	6/18 at 105.00	B-	366,292
	Kentucky – 1.3% (1.0% of Total Investments)
1,000	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/20	No Opt. Call	BBB+	1,097,780
	Louisiana – 0.0% (0.0% of Total Investments)
15	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/21	No Opt. Call	A3	16,956
	Maine – 0.3% (0.3% of Total Investments)
265	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 5.250%, 7/01/21	No Opt. Call	Ba2	283,521
	Massachusetts – 2.8% (2.1% of Total Investments)
50	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.000%, 7/01/20	No Opt. Call	Baa3	54,762
25	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Issue Series 2010G, 5.000%, 7/01/21	7/20 at 100.00	Baa3	27,433
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,000	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	11/17 at 100.00	N/R	1,002,670
1,295	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	11/17 at 100.00	N/R	1,307,199
2,370	Total Massachusetts			2,392,064
	Michigan – 0.7% (0.6% of Total Investments)
140	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996C-1, 0.000%, 7/01/21	No Opt. Call	BB	116,939
500	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Senior Lien Series 1997A, 5.375%, 5/01/21	11/17 at 100.00	B	498,515
640	Total Michigan			615,454

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 0.9% (0.7% of Total Investments)
	Red Wing, Minnesota Senior Housing Revenue Refunding Bonds, Deer Crest Project, Series 2012A:
$ 100	3.250%, 5/01/19	No Opt. Call	N/R	$101,165
105	3.250%, 11/01/19	No Opt. Call	N/R	106,697
105	3.750%, 5/01/20	No Opt. Call	N/R	108,308
105	3.750%, 11/01/20	No Opt. Call	N/R	108,997
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.000%, 4/01/21	No Opt. Call	CCC-	61,197
250	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 2.250%, 6/01/21	No Opt. Call	N/R	251,237
735	Total Minnesota			737,601
	Missouri – 2.5% (1.9% of Total Investments)
100	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 3.000%, 11/01/20	No Opt. Call	N/R	101,237
1,145	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Centerpoint Project, Refunding Series 2016B, 5.000%, 4/01/21	No Opt. Call	A-	1,277,076
750	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 4.000%, 8/15/20	No Opt. Call	N/R	759,240
1,995	Total Missouri			2,137,553
	Nebraska – 2.2% (1.6% of Total Investments)
1,630	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/21	No Opt. Call	BBB+	1,831,272
	Nevada – 3.9% (2.9% of Total Investments)
1,815	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016, 4.000%, 6/15/21	No Opt. Call	BBB+	1,965,808
1,350	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 2.750%, 6/15/21	No Opt. Call	N/R	1,325,606
3,165	Total Nevada			3,291,414
	New Hampshire – 0.9% (0.7% of Total Investments)
850	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B, 0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	792,761
	New Jersey – 14.3% (10.7% of Total Investments)
	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A:
200	4.000%, 6/15/21 (ETM)	No Opt. Call	N/R (4)	221,426
300	4.000%, 6/15/21	No Opt. Call	BBB+	318,138
2,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/21	No Opt. Call	BBB+	2,201,240
425	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB-	470,649
2,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/21	3/21 at 100.00	BBB+	2,176,820
500	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2012II, 5.000%, 3/01/21	No Opt. Call	BBB+	545,570

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	BBB+	$1,096,530
540	New Jersey State, General Obligation Bonds, Refunding Series 2009O, 5.250%, 8/01/21	No Opt. Call	A-	614,164
1,500	New Jersey State, General Obligation Bonds, Refunding Series 2016T, 5.000%, 6/01/21	No Opt. Call	A-	1,684,875
1,735	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.250%, 12/15/20	No Opt. Call	BBB+	1,905,724
780	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.000%, 6/15/20	No Opt. Call	BBB+	841,534
10,980	Total New Jersey			12,076,670
	New York – 10.0% (7.5% of Total Investments)
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
5	5.000%, 5/01/19 (ETM)	No Opt. Call	N/R (4)	5,336
95	5.000%, 5/01/19	No Opt. Call	BBB-	99,999
100	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series 2010, 4.125%, 7/01/20	No Opt. Call	Ba1	105,965
200	Franklin County Solid Waste Management Authority, New York, Solid Waste Revenue Bonds, Series 2015A, 5.000%, 6/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	217,024
1,000	New York City, New York, General Obligation Bonds, Refunding Fiscal 2015 Series A, 5.000%, 8/01/21	No Opt. Call	AA	1,149,640
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,000	5.000%, 8/01/19 (Alternative Minimum Tax)	No Opt. Call	BB-	1,052,910
85	5.000%, 8/01/20 (Alternative Minimum Tax)	No Opt. Call	BB-	91,497
2,850	5.000%, 8/01/21 (Alternative Minimum Tax)	No Opt. Call	BB-	3,122,916
185	Niagara Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2014, 5.000%, 5/15/21	No Opt. Call	N/R	207,577
250	Oyster Bay, New York, General Obligation Bonds, Public Improvement Refunding Series 2010, 3.000%, 8/15/21	11/17 at 100.00	BB+	244,605
1,000	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B, 5.000%, 6/01/21	No Opt. Call	BBB	1,090,420
1,000	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/20	No Opt. Call	BBB	1,102,920
7,770	Total New York			8,490,809
	Ohio – 2.3% (1.7% of Total Investments)
1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	C	489,880
1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Alternative Minimum Tax) (Mandatory Put 5/01/20)	No Opt. Call	C	685,832
80	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	Ba1	82,924
400	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2016, 5.000%, 2/15/21	No Opt. Call	A2	449,092

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 205	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. - The University of Toledo Project, Series 2014A, 5.000%, 7/01/21	No Opt. Call	BBB-	$ 224,245
3,085	Total Ohio			1,931,973
	Pennsylvania – 11.6% (8.7% of Total Investments)
2,010	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 3.125%, 3/15/21	No Opt. Call	BBB-	2,043,889
375	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/21	No Opt. Call	BBB	414,772
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37	No Opt. Call	B1	2,017,560
1,000	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010A, 7.500%, 5/01/20	No Opt. Call	B1	1,117,500
1,250	Pennsylvania State, General Obligation Bonds, First Refunding Series 2011-1, 5.000%, 7/01/21	No Opt. Call	AA-	1,424,900
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/21	No Opt. Call	A3	2,268,120
500	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2017, 5.000%, 9/01/21	No Opt. Call	BB+	539,190
9,135	Total Pennsylvania			9,825,931
	Rhode Island – 0.5% (0.4% of Total Investments)
400	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A, 5.000%, 4/01/21	No Opt. Call	BBB-	443,708
	South Carolina – 0.3% (0.2% of Total Investments)
230	South Carolina State, General Obligation State Institution Bonds, University of South Carolina, Refunding Series 2011A, 5.000%, 3/01/21	No Opt. Call	AA+	261,853
	Tennessee – 1.8% (1.3% of Total Investments)
300	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A, 5.000%, 10/01/20	No Opt. Call	BBB	328,899
720	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A, 4.125%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	AA+	769,082
260	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	BBB+	292,542
115	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/21	No Opt. Call	BBB+	126,097
1,395	Total Tennessee			1,516,620
	Texas – 7.6% (5.7% of Total Investments)
195	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 3.400%, 9/01/20	No Opt. Call	N/R	191,798
105	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016, 5.000%, 1/01/21	No Opt. Call	Baa2	117,449

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Dallas County Schools, Texas, Public Property Finance Contractual Obligations, Series 2014:
$ 300	4.000%, 6/01/20	No Opt. Call	B3	$275,970
215	5.000%, 6/01/21	No Opt. Call	B3	195,629
1,800	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-2, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB-	1,938,870
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB-	1,344,337
725	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2 -5 Major Improvement Project, 6.650%, 9/01/21	9/17 at 102.00	N/R	732,163
500	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc., Refunding Series 2016, 5.000%, 2/15/21	No Opt. Call	BBB-	547,165
1,000	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Refunding Series 2013, 5.000%, 11/01/20 – BAM Insured	No Opt. Call	Baa3	1,107,930
6,090	Total Texas			6,451,311
	Utah – 1.9% (1.4% of Total Investments)
1,500	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Pre-refunded 12/17/18)	12/18 at 100.00	N/R (4)	1,537,710
30	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 5.750%, 7/15/20	No Opt. Call	BB	31,162
1,530	Total Utah			1,568,872
	Virgin Islands – 0.4% (0.3% of Total Investments)
425	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/21	No Opt. Call	CCC	290,645
	Virginia – 1.2% (0.9% of Total Investments)
1,000	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 3.125%, 7/01/20	7/19 at 100.00	N/R	1,003,560
	Washington – 0.1% (0.1% of Total Investments)
100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, TEMPS 70 Series 2016B, 2.800%, 7/01/21	11/17 at 100.00	N/R	98,044
	Wisconsin – 3.0% (2.2% of Total Investments)
10	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	10,467
2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	A	2,411,260
105	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured	No Opt. Call	A2	107,774
2,115	Total Wisconsin			2,529,501
$ 107,880	Total Long-Term Investments (cost $113,032,411)			112,775,540
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (33.3)% (5)			(28,225,070)
	Other Assets Less Liabilities – 0.2%			194,026
	Net Assets Applicable to Common Shares – 100%			$ 84,744,496

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$112,775,540	$ —	$112,775,540
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2017, the cost of investments was $112,842,294.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2017, were as follows:
Gross unrealized:
Appreciation	$ 1,685,962
Depreciation	(1,752,716)
Net unrealized appreciation (depreciation) of investments	$ (66,754)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 25.0%.
ETM	Escrowed to maturity.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Municipal 2021 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: October 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2017